Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of components of right-of-use assets
(a)	Right-of-use-assets

	Vessels	Containers And Equipment	Buildings, vehicles and other tangible assets	Total

	US $ in millions
Balance as at January 1, 2025	5,256.8	366.6	48.9	5,672.3
Additions	207.0	75.6	28.5	311.1
Depreciation	(1,087.2)	(69.5)	(12.9)	(1,169.6)
Impairment reversal	76.0	5.2	10.9	92.1
Other (*)	794.0	(3.7)	(0.7)	789.6
Balance as at December 31, 2025	5,246.6	374.2	74.7	5,695.5

	Vessels	Containers And Equipment	Buildings, vehicles and other tangible assets	Total

	US $ in millions
Balance as at January 1, 2024	3,613.3	283.5	49.2	3,946.0
Additions	2,852.6	158.4	9.2	3,020.2
Depreciation	(982.5)	(67.2)	(8.2)	(1,057.9)
Other (*)	(226.6)	(8.1)	(1.3)	(236.0)
Balance as at December 31, 2025	5,256.8	366.6	48.9	5,672.3

(*) Mainly lease modifications and terminations, see also Note 5.

Schedule of maturity analysis of the Group's lease liabilities
(b)	Maturity analysis of the Group's lease liabilities

	As at December 31
	2025	2024
	US $ in millions
Less than one year	1,096.5	1,321.7
One to five years	2,560.3	2,581.0
More than five years	1,991.3	2,019.6
Total	5,648.1	5,922.3

Schedule of amounts recognized in profit or loss
(c)	Amounts recognized in profit or loss

	2025	2024	2023
	US $ in millions
Interest expenses related to lease liabilities	465.5	458.8	370.0
Expenses relating to short-term leases:
Vessels		0.9	27.3
Containers	36.5	31.9	23.6

Schedule of amounts recognized in the statement of cash flows
(d)	Amounts recognized in the statement of cash flows

	2025	2024	2023
	US $ in millions

Cash outflow related to lease liabilities	1,889.3	2,524.1	2,063.0